Catalyst Time Value Trading Fund

Catalyst/Princeton Hedged Income Fund

each a series of

Mutual Fund Series Trust

Incorporated herein by reference is the definitive version of the prospectus for Catalyst Time Value Trading Fund and Catalyst/Princeton Hedged Income Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on November 10, 2014 (SEC Accession No. 0000910472-14-005007).